Note 13 - Flow-through Share Premium Liability - Schedule of Flow-through Share Funding and Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 544
Flow-through funds raised	2,446	$ 3,949	$ 10,864
Balance	944	544
Flow-through contractual expenditure obligations [member]
Statement Line Items [Line Items]
Balance	1,223	0	7,290
Flow-through eligible expenditures	(1,223)	(7,527)	(7,290)
Flow-through funds raised	5,001	8,750
Flowthrough eligible expenditures	(2,666)
Balance	2,335	1,223	0
Flow-through premium liability [member]
Statement Line Items [Line Items]
Balance	544	0	3,124
Flow-through eligible expenditures	(544)	(3,345)	(3,124)
Flow-through funds raised	2,022	3,889
Flowthrough eligible expenditures	(1,078)
Balance	$ 944	$ 544	$ 0